RELATED PARTY TRANSACTIONS AND BALANCES (Details) (Parenthetical) - Lee Yee Tak [Member] - USD ($)	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2026
Premier Services Limited [Member]
Related Party Transaction [Line Items]
Contract with customer, liability, revenue recognized	$ 13,743
Premier Services Limited [Member]
Related Party Transaction [Line Items]
Equity method investment, ownership percentage		40.00%